Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Lines of Credit
The Company had the following lines of credit with financial institutions at December 31, 2020 and 2019, respectively, (in thousands):

	December 31, 2020	December 31, 2019
$400 million line of credit agreement expiring December 31, 2022. Interest at variable rates based on a spread to the one month LIBOR rate. Line is collateralized by $989.5 million of MSRs (based on estimated fair value as of December 31, 2020).	$320,300	$251,000
$125 million line of credit agreement expired on September 14, 2020. Interest at variable rates based on a spread to the one month LIBOR rate. This line was closed during 2020.	—	125,000

	$320,300	$376,000

Warehouse Line of Credit
Schedule of Lines of Credit
The Company had the following warehouse lines of credit with financial institutions as of December 31, 2020 and 2019, respectively, (in thousands):

As of December 31, 2020 Warehouse Lines of Credit	Expiration Date	December 31, 2020	December 31, 2019
$1.5 Billion	2/10/2021	$1,344,851	$510,954
$800 Million	3/5/2021	666,891	314,728
$200 Million	3/24/2021	86,928	150,229
$150 Million	5/25/2021	140,237	133,196
$400 Million	6/23/2021	287,073	436,437
$2 Billion	7/1/2021	499,841	800,764
$200 Million	7/7/2021	198,705	156,632
$750 Million	9/7/2021	209,138	—
$150 Million	9/19/2021	112,429	106,256
$400 Million	9/23/2021	248,947	240,620
$925 Million	10/29/2021	1,179	—
$3 Billion	10/29/2021	1,685,138	1,384,903
$250 Million	11/16/2021	249,006	355,540
$500 Million	12/28/2021	365,577	—
$1 Billion	1/10/2022	769,510	513,645
$250 Million (ASAP + - see below)	No expiration	75,947	85,683
$150 Million (gestation line - see below)	No expiration	—	—

All interest rates are variable based on a spread to the one-month LIBOR rate.		$6,941,397	$5,189,587